Spyglass Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.7%
COMMUNICATIONS - 26.3%
Arista Networks, Inc. (a)	95,375	$19,318,206
GoDaddy, Inc. (a)	386,049	22,047,258
Lyft, Inc. (a)	446,254	11,981,920
Palo Alto Networks, Inc. (a)	145,538	23,862,410
Proofpoint, Inc. (a)	184,823	18,960,992
Twitter, Inc. (a)	656,113	16,114,135
TOTAL COMMUNICATION SERVICES		112,284,921

CONSUMER, CYCLICAL - 16.4%
Chipotle Mexican Grill, Inc. (a)	33,889	22,176,962
Five Below, Inc. (a)	211,572	14,890,437
Vail Resorts, Inc.	93,266	13,776,321
Ulta Beauty, Inc. (a)	109,777	19,287,819
TOTAL CONSUMER, CYCLICAL		70,131,539

CONSUMER, NON-CYCLICAL - 19.5%
Ascendis Pharma A/S - ADR (a)(b)	163,682	18,432,230
Bright Horizons Family Solutions, Inc. (a)	176,032	17,955,264
DexCom, Inc. (a)	31,651	8,522,665
Exact Sciences Corp. (a)	338,245	19,618,210
Pacira BioSciences, Inc. (a)	556,545	18,660,954
TOTAL CONSUMER, NON-CYCLICAL		83,189,323

FINANCIALS - 9.3%
Affiliated Managers Group, Inc.	305,336	18,057,571
Equinix, Inc.	16,606	10,371,609
Redfin Corp. (a)	729,726	11,252,375
TOTAL FINANCIALS		39,681,555

TECHNOLOGY - 25.2%
DocuSign, Inc. (a)	275,334	25,440,862
Envestnet, Inc. (a)	188,944	10,161,408
Everbridge, Inc. (a)	142,399	15,145,558
Nutanix, Inc. (a)	784,531	12,395,590
Splunk, Inc. (a)	153,891	19,425,661
SVMK, Inc. (a)	1,257,100	16,983,421
Zuora, Inc. (a)	1,018,550	8,199,327
TOTAL TECHNOLOGY		107,751,827

TOTAL COMMON STOCKS (Cost $434,748,294)		413,039,165

TOTAL INVESTMENTS (Cost $434,748,294) - 96.7%		413,039,165
Other Assets in Excess of Liabilities - 3.3%		14,220,303
TOTAL NET ASSETS - 100.0%		$427,259,468

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at March 31, 2020 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$112,284,921	$-	$-	$112,284,921
Consumer, Cyclical	70,131,539	-	-	70,131,539
Consumer, Non-cyclical	83,189,323	-	-	83,189,323
Financials	39,681,555	-	-	39,681,555
Technology	107,751,827	-	-	107,751,827
Total Common Stocks	413,039,165	-	-	413,039,165
Total Investments in Securities	$413,039,165	$-	$-	$413,039,165